Conditional share capital (Narrative) (Detail)	Dec. 31, 2019 CHF (SFr) shares
Conditional Share Capital [Line Items]
Additional shares that could have been issued to fund UBS's employee share option programs	121,705,830
Value of available shares to fund UBS employee share option programs | SFr	SFr 12,170,583
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments | SFr	SFr 38,000,000
Authorized capital available to issue	0
UBS AG
Conditional Share Capital [Line Items]
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments | SFr	SFr 38,000,000
Authorized capital available to issue	0